SIGNIFICANT TRANSACTIONS - Acquisition of Tabletki Group Narrative (Details) - Tabletki Group - Kyivstar Group Ltd. - USD ($) $ in Millions		5 Months Ended	6 Months Ended
	Feb. 10, 2026	Jun. 30, 2026	Jun. 30, 2026
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 161
Customer-related intangible assets recognised as of acquisition date	61
Intangible assets	79
Technology-based intangible assets recognised as of acquisition date	6
Trade and other receivables	$ 1
Revenue of acquiree since acquisition date		$ 13
Profit (loss) of acquiree since acquisition date		$ 8
Revenue of combined entity as if combination occurred at beginning of period			$ 16
Profit (loss) of combined entity as if combination occurred at beginning of period			10
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			1
Consideration transferred, measurement adjustment			1
Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	12 years
Trademark
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Intangible assets	$ 12
Software
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Intangible assets, measurement adjustment			$ 2